Partners' Capital - Navios Containers Inc. (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2020
Unit Repurchase Program
Authorized amount	$ 10,000
Period in force	1 year
Minimum
Percentage of outstanding common units holders’ vote required to remove the general partner		75.00%